Leases and right-of-use assets (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of Leases [Abstract]
Disclosure of additional information about leasing activities for lessee
As a lessee, the Company leases various assets including mobile mine equipment, office and properties. These right-of-use assets are presented as property, plant and equipment.

	Right-of-use Land and buildings	Right-of-use Plant and equipment	Total
Cost
Opening balance at January 1, 2019	$—	$11,345	$11,345
Initial adoption of IFRS 16	7,555	1,824	9,379
Additions	552	13,463	14,015
Disposals	—	(232)	(232)
Balance at December 31, 2019	$8,107	$26,400	$34,507
Additions	6,922	4,372	11,294
Disposals	(474)	(931)	(1,405)
Balance at December 31, 2020	$14,555	$29,841	$44,396

Accumulated Depreciation
Opening balance at January 1, 2019	$—	$—	$—
Depreciation for the year	(1,184)	(4,705)	(5,889)
Disposals	—	151	151
Balance at December 31, 2019	$(1,184)	$(4,554)	$(5,738)
Depreciation for the year	(1,200)	(5,926)	(7,126)
Disposals	81	206	287
Balance at December 31, 2020	$(2,303)	$(10,274)	$(12,577)

Right-of-use assets, net carrying amount at December 31, 2019	6,923	21,846	28,769
Right-of-use assets, net carrying amount at December 31, 2020	$12,252	$19,567	$31,819